Retirement Benefit Plans - Summary of Retirement Benefit Plans (Detail) - Santander UK Group [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets/(liabilities)
Total net assets	£ 389	£ 728
Unfunded Pension And Post Retirement Medical Benefits [Member]
Assets/(liabilities)
Surplus (deficit) in plan	(41)	(39)
Surplus [member] | Funded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	669	842
Deficit [member] | Funded Defined Benefit Pension Scheme [member]
Assets/(liabilities)
Surplus (deficit) in plan	£ (239)	£ (75)